Employee Benefits - Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	$ 131,410,989	$ 154,847,297	$ 140,696,974
Current service cost	1,534,180	2,090,896	2,810,584
Interest cost on projected benefit obligation	30,565,134	28,913,257	30,482,173
Expected return on plan assets	(18,819,322)	(15,112,669)	(17,655,119)
Changes in the asset ceiling during the period and others	398,399	215,544	278,639
Past service costs and other	142,911	139,910	148,253
Actuarial gain for changes in experience	(43,603)	(23,024)	(8,945)
Actuarial (gain) from changes in demographic assumption	(64)	(48)	(270)
Actuarial (gain) loss from changes in financial assumptions	(88,990)	(6,907)	20,219
Net period cost	13,688,645	16,216,959	16,075,534
Actuarial loss for changes in experience	2,747,706	10,728,950
Actuarial gain for changes in experience			(9,677)
Actuarial loss/(gain) from changes in demographic assumptions	55,037	(104,568)	(103,987)
Others			(924,084)
Actuarial (gain)/loss from changes in financial assumptions	(9,838,708)	(4,099,321)	3,475,345
Changes in the asset ceiling during the period and others	1,283,501	969,433	(542,430)
Return on plan assets greater than discount rate (shortfall)	13,719,181	(22,198,615)	12,320,777
Recognized in other comprehensive income	7,966,717	(14,704,121)	14,215,944
Contributions to the pension plan made by the Company	516,280	311,108	(1,882,654)
Benefits paid	(281,579)	(225,876)
Payments to employees	(23,753,735)	(25,042,314)	(14,426,720)
Plan changes	12,461
Effect of translation	(1,159,387)	7,936	168,219
Others	(24,665,960)	(24,949,146)	(16,141,155)
Balance at the end of the year	128,400,391	131,410,989	154,847,297
Less short-term portion	(275,209)	(236,304)	(268,940)
Non-current obligation	128,125,182	131,174,685	154,578,357
Defined benefit obligation [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	345,315,712	343,003,240	342,569,774
Current service cost	1,534,180	2,090,896	2,810,584
Interest cost on projected benefit obligation	30,565,134	28,913,257	30,482,173
Actuarial gain for changes in experience	(43,603)	(23,024)	(8,945)
Actuarial (gain) from changes in demographic assumption	(64)	(48)	(270)
Actuarial (gain) loss from changes in financial assumptions	(88,990)	(6,907)	20,219
Net period cost	31,966,657	30,974,174	33,303,761
Actuarial loss for changes in experience	2,747,706	10,728,950
Actuarial gain for changes in experience			(9,677)
Actuarial loss/(gain) from changes in demographic assumptions	55,037	(104,568)	(103,987)
Others			(924,084)
Actuarial (gain)/loss from changes in financial assumptions	(9,838,708)	(4,099,321)	3,475,345
Recognized in other comprehensive income	(7,035,965)	6,525,061	2,437,597
Contributions made by plan participants	78,642	99,201	137,947
Benefits paid	(13,502,781)	(10,574,420)	(19,740,727)
Payments to employees	(23,753,735)	(25,042,314)	(14,426,720)
Plan changes	12,461
Effect of translation	(2,218,050)	330,770	(1,278,392)
Others	(39,383,463)	(35,186,763)	(35,307,892)
Balance at the end of the year	330,862,941	345,315,712	343,003,240
Less short-term portion	(275,209)	(236,304)	(268,940)
Non-current obligation	330,587,732	345,079,408	342,734,300
Plan assets [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	(218,327,182)	(191,549,583)	(206,300,821)
Expected return on plan assets	(18,819,322)	(15,112,669)	(17,655,119)
Past service costs and other	142,911	139,910	148,253
Net period cost	(18,676,411)	(14,972,759)	(17,506,866)
Return on plan assets greater than discount rate (shortfall)	13,719,181	(22,198,615)	12,320,777
Recognized in other comprehensive income	13,719,181	(22,198,615)	12,320,777
Contributions made by plan participants	(78,642)	(99,201)	(137,947)
Contributions to the pension plan made by the Company	516,280	311,108	(1,882,654)
Benefits paid	13,221,202	10,348,544	19,740,727
Effect of translation	1,098,953	(166,676)	2,217,201
Others	14,757,793	10,393,775	19,937,327
Balance at the end of the year	(208,526,619)	(218,327,182)	(191,549,583)
Non-current obligation	(208,526,619)	(218,327,182)	(191,549,583)
Effect of asset celling [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	4,422,459	3,393,640	4,428,021
Changes in the asset ceiling during the period and others	398,399	215,544	278,639
Net period cost	398,399	215,544	278,639
Changes in the asset ceiling during the period and others	1,283,501	969,433	(542,430)
Recognized in other comprehensive income	1,283,501	969,433	(542,430)
Effect of translation	(40,290)	(156,158)	(770,590)
Others	(40,290)	(156,158)	(770,590)
Balance at the end of the year	6,064,069	4,422,459	3,393,640
Non-current obligation	$ 6,064,069	$ 4,422,459	$ 3,393,640